Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of Group's future minimum commitments under non-cancelable agreements
As of December 31, 2022, the Group’s future minimum commitments under non-cancelable
agreements were as follows:

	Less than one year	One to three years	More than three years	Total
	RMB	RMB	RMB	RMB
Purchase commitments	238,545	5,500	—	244,045
Capital commitments	3,029	—	—	3,029

Total	241,574	5,500	—	247,074